[MHM (FINAL) September 30, 2015]
[Translation]

Filed Document:	Semi-annual Report
Document was filed with:	Director of Kanto Local Finance Bureau
Filing Date:	June 30, 2015
Calculation Period:	During the 45th Accounting Period
(From October 1, 2014 to March 31, 2015)
Name of the Registrant Trust:	VANGUARD WELLESLEY INCOME FUND
Name of Representative:	F. William McNabb III
Chairman
Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.
Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law
Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo
Name of Liaison Contact:	Ken Miura
Attorney-at-Law
Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo
Phone Number:	03-6212-8316
Place for public inspection:	Not Applicable

0372040, v0.1

I.	STATUS OF INVESTMENT PORTFOLIO
The status of investment portfolio of VANGUARD WELLESLEY INCOME FUND
(the “Fund”) is as follows.

(1)	Diversification of Investment Portfolio

[Please refer to the separate Excel worksheet.]

	Note 1	[As stated in the separate Excel worksheet.]
	Note 2	[As stated in the separate Excel worksheet.]
	Note 3	The Yen amount is translated for convenience at the rate of $1.00 = ¥119.00
(the mean of the exchange rate quotations by The Bank of Tokyo –
Mitsubishi UFJ, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on April 30, 2015). The same applies hereafter.
	Note 4	Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.
	Note 5	In this document, money amounts and percentages have been rounded.
Therefore, there are cases in which the amount of the “total column” is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

(2)	Results of Past Operations

a.	Record of Changes in Net Assets
Record of changes in net assets at the end of the each month within one year up to and including the end of April 2015 is as follows:

[Please refer to the separate Excel worksheet.]

b.	Record of Distributions Paid

Amount of distributions per Share for each month from May 1, 2014 up to and including the end of April 2015 is as follows.

[Please refer to the separate Excel worksheet.]

c.	Record of Earnings Ratio

[Please refer to the separate Excel worksheet.]

d.	Miscellaneous (Investor Shares)
(i)	Total Return
Total Return represents past performance, which cannot be used to predict future returns that may be achieved by the Fund. Note, too, that both the share price and return can fluctuate widely. An investor’s shares, when redeemed, could be worth more or less than their original cost. The average annual return includes the fluctuation of the price of the shares, distribution and capital gains; however, the returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

				(As of the end of April 2015)
	past 1	past 1	past 3	past 5	past 10	Since the
	month	year	years	years	years	establishment
Wellesley	0.51%	5.92%	8.10%	8.97%	7.31%	10.05%
Income
Fund
* The date of the establishment is July 1, 1970.

(ii)	Annual performance (Calendar year)

Year	Capital Return	Income Return (%)	Total Return (%)
	(%)
2014	4.73	3.33	8.07
2013	5.92	3.27	9.19
2012	6.61	3.45	10.06
2011	5.67	3.96	9.63
2010	6.53	4.12	10.65
2009	10.70	5.32	16.02
2008	-14.18	4.34	-9.84
2007	1.23	4.38	5.61
2006	6.70	4.58	11.28
2005	-0.59	4.07	3.48
2004	3.39	4.18	7.57
2003	5.08	4.58	9.66
2002	-0.05	4.69	4.64
2001	2.20	5.16	7.39
2000	10.02	6.15	16.17
1999	-9.17	5.03	-4.14
1998	6.43	5.41	11.84
1997	13.79	6.40	20.19
1996	3.33	6.09	9.42
1995	21.55	7.36	28.91
1994	-10.16	5.72	-4.44
1993	8.16	6.48	14.65
1992	1.62	7.06	8.67
1991	12.86	8.71	21.57
1990	-4.29	8.04	3.76
1989	11.81	9.13	20.93
1988	4.74	8.88	13.61

0372040, v0.1

		3

1987	-8.10		6.18	-1.92
1986	9.25		9.09	18.34
* The date of the establishment is July 1, 1970.

0372040, v0.1

(iii)	Monthly performance
(iii)	Monthly performance

	Net Asset		Net Asset		Net Asset		Net Asset
	Value in		Value in		Value in		Value in
	dollar (%)		dollar (%)		dollar (%)		dollar(%)

July,	0.68	July,	2.60	July,	-1.29	July,	-2.09
1990		1994		1998		2002
August,	-3.97	August,	0.94	August,	-2.43	August,	0.86
1990		1994		1998		2002
September,	-0.43	September,	-2.67	September,	5.54	September,	-2.67
1990		1994		1998		2002
October,	1.36	October,	-0.06	October,	0.31	October,	2.31
1990		1994		1998		2002
November,	3.53	November,	-1.37	November,	2.38	November,	2.36
1990		1994		1998		2002
December,	2.05	December,	1.03	December,	0.46	December,	0.82
1990		1994		1998		2002
January,	1.25	January,	2.87	January,	-0.50	January,	-1.56
1991		1995		1999		2003
February,	2.59	February,	3.08	February,	-2.86	February,	0.10
1991		1995		1999		2003
March,	1.39	March,	1.06	March,	0.76	March,	-0.11
1991		1995		1999		2003
April,	1.02	April,	2.00	April,	3.22	April,	3.40
1991		1995		1999		2003
May,	1.31	May,	5.45	May,	-0.69	May,	4.24
1991		1995		1999		2003
June,	-1.29	June,	0.87	June,	-0.07	June,	0.18
1991		1995		1999		2003
July,	2.43	July,	0.21	July,	-1.64	July,	-3.38
1991		1995		1999		2003
August,	2.37	August,	1.66	August,	-0.95	August,	0.40
1991		1995		1999		2003
September,	1.92	September,	2.31	September,	-0.53	September,	1.72
1991		1995		1999		2003
October,	1.62	October,	0.76	October,	0.88	October,	0.44
1991		1995		1999		2003
November,	-0.28	November,	2.81	November,	-0.68	November,	0.54
1991		1995		1999		2003
December,	5.52	December,	2.68	December,	-1.04	December,	3.52
1991		1995		1999		2003
January,	-2.77	January,	0.93	January,	-1.01	January,	0.48
1992		1996		2000		2004
February,	-0.11	February,	-2.18	February,	-3.00	February,	1.38
1992		1996		2000		2004
March,	-0.57	March,	0.03	March,	5.61	March,	0.34
1992		1996		2000		2004
April,	2.04	April,	-0.61	April,	0.16	April,	-2.17
1992		1996		2000		2004
May,	2.11	May,	0.30	May,	1.27	May,	-0.34
1992		1996		2000		2004
June,	1.07	June,	1.33	June,	-0.63	June,	1.12
1992		1996		2000		2004

0372040, v0.1

5

	Net Asset		Net Asset		Net Asset		Net Asset
	Value in		Value in		Value in		Value in
	dollar (%)		dollar (%)		dollar (%)		dollar
							(%)
July,	3.99	July,	-0.91	July,	198	July,	0.34
1992		1996		2000		2004
August,	0.49	August,	0.92	August,	2.93	August,	2.07
1992		1996		2000		2004
September,	1.03	September,	2.89	September,	1.85	September,	0.66
1992		1996		2000		2004
October,	-1.51	October,	4.14	October,	1.21	October,	0.66
1992		1996		2000		2004
November,	0.66	November,	3.69	November,	1.20	November,	0.89
1992		1996		2000		2004
December,	2.10	December,	-1.30	December,	3.80	December,	1.96
1992		1996		2000		2004
January,	1.98	January,	1.32	January,	0.25	January,	-0.09
1993		1997		2001		2005
February,	3.40	February,	0.67	February,	1.23	February,	1.25
1993		1997		2001		2005
March,	1.31	March,	-2.55	March,	-0.07	March,	-1.41
1993		1997		2001		2005
April,	0.16	April,	2.16	April,	1.88	April,	0.98
1993		1997		2001		2005
May,	0.52	May,	2.65	May,	1.02	May,	1.02
1993		1997		2001		2005
June,	2.36	June,	2.20	June,	-0.18	June,	0.87
1993		1997		2001		2005
July,	0.98	July,	5.97	July,	1.80	July,	0.09
1993		1997		2001		2005
August,	3.37	August,	-2.24	August,	0.67	August,	0.78
1993		1997		2001		2005
September,	0.65	September,	3.66	September,	-0.56	September,	-0.25
1993		1997		2001		2005
October,	0.45	October,	0.67	October,	0.43	October,	-1.34
1993		1997		2001		2005
November,	-2.23	November,	2.44	November,	0.14	November,	1.03
1993		1997		2001		2005
December,	0.93	December,	1.89	December,	0.57	December,	0.53
1993		1997		2001		2005
January,	1.87	January,	0.78	January,	0.45	January,	0.85
1994		1998		2002		2006
February,	-2.96	February,	1.27	February,	1.65	February,	0.80
1994		1998		2002		2006
March,	-3.36	March,	2.51	March,	-0.10	March,	-0.66
1994		1998		2002		2006
April,	0.11	April,	0.00	April,	0.70	April,	1.09
1994		1998		2002		2006
May,	0.66	May,	0.81	May,	1.33	May,	-0.66
1994		1998		2002		2006
June,	-1.12	June,	1.11	June,	-0.93	June,	0.58
1994		1998		2002		2006

0372040, v0.1

	Net Asset		Net Asset		Net Asset		Net Asset
	Value in		Value in		Value in		Value in
	dollar (%)		dollar (%)		dollar (%)		dollar
							(%)
July,	2.14	October,	0.94	January,	-4.62	April,	1.49
2006		2007		2009		2010

August,	1.81	November,	-0.18	February,	-4.96	May,	-2.71
2006		2007		2009		2010

September,	1.23	December,	-0.50	March,	2.94	June,	0.19
2006		2007		2009		2010

October,	1.64	January,	-0.82	April,	3.54	July,	3.49
2006		2008		2009		2010

November,	1.30	February,	-1.29	May,	4.39	August,	0.86
2006		2008		2009		2010

December,	0.65	March,	0.38	June,	1.25	September,	2.71
2006		2008		2009		2010

January,	0.32	April,	1.18	July,	5.68	October,	0.88
2007		2008		2009		2010

February,	0.91	May,	-0.56	August,	2.32	November,	-0.92
2007		2008		2009		2010

March,	0.63	June,	-3.41	September,	1.87	December,	1.54
2007		2008		2009		2010

April,	1.73	July,	0.15	October,	-0.05	January,	0.65
2007		2008		2009		2011

May,	0.45	August,	0.78	November,	3.20	February,	1.88
2007		2008		2009		2011

June,	-1.19	September,	-3.47	December,	-0.01	March,	0.14
2007		2008		2009		2011

July,	-0.73	October,	-7.19	January	-0.29	April,	2.58
2007		2008		2010		2011

August,	1.42	November,	0.33	February,	1.08	May,	0.84
2007		2008		2010		2011

September,	1.72	December,	4.07	March,	1.99	June,	-1.06
2007		2008		2010		2011

0372040, v0.1

	Net Asset		Net Asset		Net Asset		Net Asset
	Value in		Value in		Value in		Value in
	dollar (%)		dollar (%)		dollar (%)		dollar
							(%)
July,	0.04	October,	0.25	January,	-0.36	April,	0.51
2011		2012		2014		2015

August,	-0.27	November,	0.29	February,	2.06
2011		2012		2014

September,	-1.46	December,	0.19	March,	0.92
2011		2012		2014

October,	4.03	January,	1.45	April,	1.19
2011		2013		2014

November,	-0.53	February,	1.23	May,	1.21
2011		2013		2014

December,	2.53	March,	1.26	June,	0.78
2011		2013		2014

January,	1.88	April,	1.97	July,	-1.00
2012		2013		2014

February,	1.28	May,	-0.87	August,	1.99
2012		2013		2014

March,	0.46	June,	-1.59	September,	-1.25
2012		2013		2014

April,	0.93	July,	2.04	October,	1.17
2012		2013		2014

May,	-1.43	August,	-1.87	November,	1.31
2012		2013		2014

June,	2.00	September,	1.63	December,	-0.16
2012		2013		2014

July,	2.44	October,	2.10	January,	0.55
2012		2013		2015

August,	0.53	November,	0.79	February,	0.82
2012		2013		2015

September,	0.86	December,	0.81	March,	-0.10
2012		2013		2015

0372040, v0.1

8

(iv) The contents of the portfolio (As of the end of April 2015)
Fund Asset Allocation
Cash	1.15%
Bonds	61.32%
Shares	37.53%

The fluctuation of sell and purchase (as of fiscal
year end September)	109.0%
Short-term Reserves	1.2%

Characteristics of Share
The number of Shares	60
The average market capital (Median)	$105.6 billion dollars
PER	17.9x
PBR	2.7x
ROE	19.1%
The growth rate of profit	8.8%
Non-U.S. issuers	6.1%

Characteristics of Bonds
The number of Bonds	839
Yield to Maturity	2.4%
The average coupon	3.6%
The average Effective Maturity	9.1 years
The average of duration	6.2 years

0372040, v0.1

9

Diversification by issuer [The percentage of bonds]
Industrial	36.4%
Finance	26.0%
Utilities	4.2%
Government Mortgage-Backed	3.0%
Non-U.S.	2.9%
U.S. Treasury / Agency	17.2%
Asset-Backed	5.0%
Commercial Mortgage-Backed	0.4%%
Others	4.9%
Total	100.0%

Diversification by rating [The percentage of the bonds]

U.S. Government	20.5%
Aaa	5.8%
Aa1	1.2%
Aa2	3.0%
Aa3	8.4%
A1	10.4%
A2	17.2%
A3	16.6%
Baa1	9.9%
Baa2	5.4%
Baa3	1.3%
Ba1	0%
Ba2	0%
Ba3	0%
B1	0%
B2	0%
B3	0%
Caa1	0%
Caa2	0%

0372040, v0.1

10

Caa3		0%

Ca		0%

C		0%

DEFAULT		0%

NOT RATED		0%

Total	100.0%

(v)	Risk analysis (as of the end of April 2015)

	Wellesley Income Composite	Dow Jones U.S. Total Stock

	Index	Market Index

R Squared	0.96	0.56

Beta	0.96	0.30

(Note 1)	R Squared and Beta are calculated from trailing 36-month fund returns relative
	to the Wellesley Income Composite Index and Dow Jones U.S. Total Stock
	Market Index.
(Note 2)	“R Squared” is a measure of how much of a fund’s past returns can be explained
	by the returns from the market in general, as measured by a comparative index
	or an overall market index. If a fund’s total returns were precisely synchronized
	with an index’s returns, its R-Squared would be 1.00. If the fund’s returns bore
	no relationship with the index’s returns, its R-Squared would be 0.
(Note 3)	“Beta” is a measure of the magnitude of a fund’s past share-price fluctuations in
	relation to the ups and downs of a comparative index and an overall market
	index. Each index is assigned a Beta of 1.00. Compared with a given index, a
	fund with a Beta of 1.20 would typically have seen its share price rise or fall by
	12% when the index rose or fell by 10%. However, a fund’s beta should be
	reviewed in conjunction with its R-squared. The lower the R-squared, the less
	correlation there is between the fund and the benchmark, and the less reliable
	beta is as an indicator of volatility.

II.	RECORD OF SALES AND REPURCHASE
Record of sales and repurchase from May 1, 2014 to and including the end of April,
2015, and number of outstanding Shares of the Fund as of the end of April 2015 are as
follows:

[Please refer to the separate Excel worksheet.]

0372040, v0.1

II. OUTLINE OF THE FINANCIAL CONDITIONS OF THE FUND

     [Japanese translation of the unaudited Semi-annual Report of the Fund to be attached.]

IV.	OUTLINE OF THE TRUST
(1)	Amount of Capital Share
Not applicable.
(2)	Description of Business and Outline of Operations
The Trust carries out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company and Transfer and Dividend-Paying Agent, Wellington Management Company LLP, as Investment Adviser, and JPMorgan Chase Bank, as Custodian, to hold the assets of the Fund in custody.
(3)	Miscellaneous
There has been, or is, no litigation or fact which caused or would cause, a material effect on the Trust during the six months before the filing of this Semi-annual Report
V.	OUTLINE OF THE FINANCIAL CONDITIONS OF THE
MANAGEMENT COMPANY
Not Applicable.

0372040, v0.1

[Translation] Filed Document: Document was filed with: Filing Date: Name of the Issuer: Name of Representative:	Amendment to Securities Registration Statement Director of Kanto Local Finance Bureau June 30, 2015 VANGUARD WELLESLEY INCOME FUND F. William McNabb III Chairman

Address of Principal Office:	100 Vanguard Boulevard, Malvern, Pennsylvania 19355 U.S.A.

Name and Title of Registration Agent:	Ken Miura Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto Marunouchi Park Building, 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto Marunouchi Park Building, 6-1, Marunouchi 2-chome Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

0372040, v0.1

Offering or Sale for Registration

Name of the Fund Making Offering or Sale of Foreign Investment Fund Securities: Aggregate Amount of Foreign Investment Fund Securities to be Offered or Sold:	VANGUARD WELLESLEY INCOME FUND The approximate amount of the limit: U.S.$1.0 billion (approximately ¥119.0 billion))

Note :	The Yen amount is translated for convenience at the rate of $1.00 = ¥ 119.00 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot Dollars by telegraphic transfer against Yen on April 30,
2015).

Place for public inspection:	Not Applicable

0372040, v0.1

I.	REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:
This statement purports to amend and update the relevant information of the Securities Registration Statement (“SRS”) filed on March 31, 2015 due to the fact that the aforementioned Semi-annual Report was filed today.
The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.
II.	CONTENTS OF THE AMENDMENTS
(1)	Amendments due to the filing of the Semi-annual Report:
The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

Before amendment [Original Japanese SRS]	After amendment [Semi-annual Report]

Part II INFORMATION
CONCERNING THE FUND

I.	Description of the Fund	I.	Status of Investment Portfolio
5.	Status of Investment Portfolio
(1)	Diversification of Investment	(1)	Diversification of Investment
	Portfolio		Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations

(4)	Record of Sales and Repurchase	II.	Record of Sales and Repurchase
			(Add the Record of Sales and
			Repurchase during one-year period
			from and including the latest relevant
			date of the aforementioned
			Semi-annual Report)

With respect to “III. Financial Conditions of the Fund” in the original SRS, “III. Outline of the Financial Conditions of the Fund” in the Semi-annual Report is added to the original SRS.

[The contents of the foregoing Semi-annual report is inserted hereto entirely.]

(2) Other Amendment:

0372040, v0.1

PART II. INFORMATION CONCERNING THE FUND

I.	Description of the Fund
5.	Status of Investment Portfolio
(3)	Results of Past Operations
(a)	Record of Changes in Net Assets

[The updated graph of NAVs up to the end of April 2015 is inserted as the reference information.

Please refer to the PDF separately we sent]

(b)	Record of Distributions Paid
The following information is added to the original SRS:

(Investor Shares)
	Total Distributions (per share)
	Dollar	Yen
May 1, 2014 –	1.210	144
April 30, 2015

0372040, v0.1

The graph, 〈Reference Information to (3)(a) "Record of Changes in Net Assets"〉 , was updated

From;

■ Changes in Total NAV and NAV per Unit
(from the end of October 2004 to the end of January 2015)
NAV per Unit
Total NAV (million)
30
25
20
15
10
5
0
15,000
12,500
10,000
7,500
5,000
2,500
0
Total NAV
NAV per Unit
End of Oct 2004
End of Oct 2006
End of Oct 2008
End of Oct 2010
End of Oct 2012
End of Oct 2014

To;

■ Changes in Total NAV and NAV per Unit
(from the end of October 2004 to the end of April 2015)
NAV per Unit
Total NAV (million)
30
25
20
15
10
5
0
15,000
12,500
10,000
7,500
5,000
2,500
0
Total NAV
NAV per Unit
End of Oct 2004
End of Oct 2006
End of Oct 2008
End of Oct 2010
End of Oct 2012
End of Oct 2014

119 Vanguard Wellesley Income Fund
I-(1) Diversification of Investment Portfolio
(Admiral Shares and Investor Shares)		(As of the end of April 2015)
Types of Assets	Name of Country	Total Market Value	Investment
		(USD)	Ratio(%)
	United States	12,993,877,915.95	30.93
	United Kingdom	1,021,511,075.64	2.43
	Canada	1,018,009,178.76	2.42
Common Stocks	Switzerland	251,891,603.93	0.60
	France	188,542,721.72	0.45
	Netherlands	95,770,352.40	0.23
	Sub-total	15,569,602,848.40	37.06
	United States	14,340,745,177.54	34.14
Bonds	United Kingdom	1,149,279,111.97	2.74
	France	525,259,716.47	1.25
	Canada	514,600,498.80	1.23
	Japan	342,852,556.42	0.82
	Germany	340,265,228.60	0.81
	Switzerland	332,532,894.67	0.79
	Netherlands	314,629,570.40	0.75
	Mexico	252,445,600.88	0.60
	Norway	173,364,616.30	0.41
	Australia	172,559,652.60	0.41
	China	156,673,185.55	0.37
	Korea	110,173,955.75	0.26
	Sweden	58,878,720.00	0.14
	Hong Kong	57,893,782.60	0.14
	Singapore	38,650,388.20	0.09
	United Arab Emirates	10,664,600.00	0.03
	Sub-total	18,891,469,256.75	44.97

Mortgage/Asset
Backed Bonds	US	5,263,844,860.70	12.53
	Sub-total	39,724,916,965.85	94.57
Cash and Other Assets
(After Deduction of Liabilities)		2,282,889,800.48	5.43
Total		42,007,806,766.33	100.00
(Net Asset Value)		(4,998,929 million yen)

Note 1: Total Net Asset Value for Investor Shares$12,831,912,219.66.
Fund.

(2) Results of Past Operations
a. Record of Changes in Net Assets
(Investor Shares)
	Total Net Asset Value		Net Asset Value per Share

	USD (million)	Yen (million)	USD	Yen
2014 End of May	11,908	1,417,052	25.89	3,081
End of June	11,937	1,420,503	25.91	3,083
End of July	11,846	1,409,674	25.65	3,052
End of August	11,978	1,425,382	26.16	3,113
End of September	11,830	1,407,770	25.65	3,052
End of October	12,084	1,437,996	25.95	3,088
End of November	12,285	1,461,915	26.29	3,129
End of December	12,324	1,466,556	25.57	3,043
2015 End of January	12,559	1,494,521	25.71	3,059
End of February	12,773	1,519,987	25.92	3,084
End of March	12,750	1,517,250	25.72	3,060
End of April	12,832	1,527,008	25.85	3,076

b. Record of Dividends Paid:
(Investor Shares)
89.55	Total Distributions
	Dollar	Yen
2014 May	na
June	0.181	22
July	na
August	na
September	0.184	22
October	na
November	na
December	0.672	80
2015 January	na
February	na
March	0.173	21
April	na
	1.210	144

c.	Record of Changes in Return:

Period	Annual Return	a	b
May 1, 2014		27.06	25.58
- April 30, 2015	5.79%

(Note) Annual Return (%) = 100 x (a – b) / b a = Net Asset Value per share as of the end of April, 2015, including total amount of distributions made during the b = Net Asset Value per share after distribution as of the end of April, 2014

II RECORD OF SALES AND REPURCHASES
(Investor Shares)
	Outstanding	Number of Shares	Shares	Shares
Period	(April 30, 2014)	Sold	Repurchased	Outstanding

May 1, 2014	466,587	143,175	113,383	496,380
- April 30, 2015	589,478	72,260	72,078	589,660

(Note 1) Number in upper cell is in thousands.

(Note 2) Number in lower cell is the number of shares traded in Japan.